TRADE RECEIVABLES AND OTHER CURRENT ASSETS (Details) - EUR (€) € in Thousands	Jun. 30, 2025	Dec. 31, 2024
Trade receivables:
Other receivables from the Codere Group companies (Note 12)	€ 1,760	€ 1,149
Impairment of trade receivables	(99)	(99)
Other current assets:
Current tax asset (VAT)	3,196	5,150
Prepayments	165	2,197
Other receivables	327	725
Total	€ 5,349	€ 9,122